UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2741

Fidelity Court Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New Jersey Municipal Income Fund

February 29, 2016

NJT-QTLY-0416
1.814102.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.5%
	Principal Amount	Value
Delaware, New Jersey - 0.8%
Delaware River & Bay Auth. Rev.:
Series 2014 A, 5% 1/1/44	$3,000,000	$3,393,360
Series 2014 B, 5% 1/1/23	700,000	844,291

TOTAL DELAWARE, NEW JERSEY		4,237,651

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	1,000,000	1,184,450
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/22 (FSA Insured)	1,500,000	1,792,695

TOTAL GUAM		2,977,145

New Jersey - 89.6%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.) Series 1985 A, 7.4% 7/1/16 (Escrowed to Maturity)	715,000	731,638
Bayonne Gen. Oblig. 5.5% 7/1/39	5,000,000	5,627,450
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/26	1,000,000	1,183,180
5% 2/15/27	1,000,000	1,174,500
5% 2/15/28	1,000,000	1,167,450
5% 2/15/29	1,000,000	1,162,000
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series 1991 A, 6.8% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,627,304
Cumberland County Impt. Auth. (Technical High School Proj.) Series 2014:
5% 9/1/21 (FSA Insured)	530,000	633,663
5% 9/1/23 (FSA Insured)	600,000	739,248
5% 9/1/24 (FSA Insured)	1,640,000	2,041,439
5% 9/1/25 (FSA Insured)	1,375,000	1,688,541
5% 9/1/26 (FSA Insured)	2,480,000	3,015,333
5% 9/1/39 (FSA Insured)	4,000,000	4,560,560
East Brunswick Township Board of Ed.:
5% 11/1/22	1,000,000	1,231,750
5% 11/1/23	1,000,000	1,233,470
East Windsor Reg'l. School District:
5% 3/1/20	1,045,000	1,210,058
5% 3/1/21	1,000,000	1,190,630
Essex County Util. Auth. Solid Waste Rev. Series 2009, 5% 4/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,126,130
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2003 B, 0% 11/1/21 (FSA Insured)	8,310,000	7,424,570
Series 2012 A, 5% 11/1/22	6,600,000	7,690,122
Hudson County Ctfs. of Prtn. Series 2002, 6.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,610,000	1,633,023
Monroe Township Board of Ed. Series 2012:
5% 8/1/26	3,220,000	3,913,846
5% 8/1/28	4,000,000	4,810,280
Morristown Gen. Oblig. Series 2005, 6.5% 8/1/19 (FSA Insured)	20,000	23,694
New Brunswick Parking Auth. Rev. Series 2012:
5% 9/1/23	1,450,000	1,734,519
5% 9/1/26	600,000	712,062
5% 9/1/27	440,000	520,410
New Jersey Econ. Dev. Auth. Rev.:
(Goethals Bridge Replacement Proj.) Series 2013:
5.125% 1/1/34 (a)	1,500,000	1,669,905
5.375% 1/1/43 (a)	2,000,000	2,224,320
Series 2005 N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,709,600
Series 2011 EE, 5% 9/1/17 (Escrowed to Maturity)	200,000	213,196
Series 2011 GG, 5% 9/1/17 (Escrowed to Maturity)	250,000	266,495
Series 2012 II, 5% 3/1/26	5,000,000	5,385,550
Series 2012, 5% 6/15/20	5,000,000	5,487,500
Series 2013 NN, 5% 3/1/27	20,000,000	21,627,794
Series 2013:
5% 3/1/23	4,800,000	5,315,424
5% 3/1/25	700,000	763,735
Series 2015 WW, 5.25% 6/15/40	2,000,000	2,104,900
Series 2015 XX:
4.25% 6/15/26	3,000,000	3,109,380
5.25% 6/15/27	3,000,000	3,315,180
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	7,375,000	7,544,625
5% 9/1/36 (Pre-Refunded to 9/1/16 @ 100)	1,655,000	1,693,065
5% 9/1/37 (Pre-Refunded to 9/1/17 @ 100)	5,700,000	6,076,086
6% 12/15/34 (Pre-Refunded to 12/15/18 @ 100)	1,905,000	2,178,806
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	40,000	44,540
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. (American Wtr. Co., Inc. Proj.) Series 2009 A, 5.7% 10/1/39 (a)	5,000,000	5,617,200
New Jersey Edl. Facilities Auth. Rev.:
(New Jersey Institute of Technology Proj.) Series 2010 H, 5% 7/1/31	2,000,000	2,243,100
(Princeton Theological Seminary Proj.) Series 2009 B:
4% 7/1/22	1,000,000	1,095,530
5% 7/1/17	490,000	518,739
5% 7/1/18	250,000	275,265
5% 7/1/19	200,000	228,238
(Rowan Univ. Proj.) Series 2007 B:
5.5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,540,950
5.5% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,390,000	4,841,204
(William Paterson College Proj.) Series 2008 C, 5% 7/1/19 (Assured Guaranty Corp. Insured)	2,570,000	2,794,104
Series 2012 A:
5% 7/1/18	1,000,000	1,091,310
5% 7/1/19	1,040,000	1,170,707
Series 2012 B:
5% 7/1/37	750,000	818,663
5% 7/1/42	1,100,000	1,187,043
New Jersey Edl. Facility:
Series 2015 B:
3.625% 7/1/30 (FSA Insured)	510,000	527,763
5% 7/1/29	2,770,000	3,227,549
5% 7/1/31	3,000,000	3,445,440
Series 2015 D, 5% 7/1/30	5,690,000	6,752,266
5% 7/1/35 (FSA Insured)	3,035,000	3,255,371
5% 7/1/35 (Pre-Refunded to 7/1/18 @ 100)	965,000	1,061,346
New Jersey Envir. Infrastructure Trust:
Series 2012 A, 4% 9/1/20	10,000,000	11,338,800
Series 2012, 5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	100,000	102,275
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	30,000	30,683
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	20,000	20,455
5% 9/1/17 (Pre-Refunded to 9/1/16 @ 100)	4,750,000	4,860,438
New Jersey Gen. Oblig. 5% 6/1/25	3,340,000	4,016,116
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series 2011, 6% 7/1/41	5,000,000	5,895,000
(AtlantiCare Reg'l. Med. Ctr. Proj.) Series 2007, 5% 7/1/17 (Escrowed to Maturity)	1,000,000	1,058,370
(Chilton Memorial Hosp. Proj.) Series 2009, 5.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	3,765,000	4,362,280
(Greystone Park Psychiatric Hosp. Proj.) Series 2013 B, 5% 9/15/24	8,000,000	8,816,320
(Hackensack Univ. Med. Ctr. Proj.):
Series 2010 B, 5% 1/1/22	1,725,000	1,942,574
Series 2010, 5% 1/1/34	2,000,000	2,158,580
(Robert Wood Johnson Univ. Hosp. Proj.) Series 2010, 5% 7/1/31	5,000,000	5,536,300
(Virtua Health Proj.) Series A, 5.25% 7/1/17 (Assured Guaranty Corp. Insured)	6,000,000	6,357,660
Series 2008 A, 5.25% 10/1/38	5,965,000	6,275,657
Series 2008, 6.625% 7/1/38	10,745,000	11,864,199
Series 2009 A, 5.75% 10/1/31	4,000,000	4,423,400
Series 2011:
5% 7/1/19	1,500,000	1,687,470
5% 7/1/23	2,500,000	2,971,425
5% 7/1/24	2,000,000	2,356,200
5% 7/1/25	2,265,000	2,646,403
Series 2012 A:
5% 7/1/18	795,000	866,439
5% 7/1/22	1,400,000	1,660,330
5% 7/1/23	1,000,000	1,174,850
5% 7/1/24	2,000,000	2,325,200
5% 7/1/25	1,000,000	1,153,030
Series 2012 II, 5% 7/1/42	1,000,000	1,079,720
Series 2012, 5% 7/1/21	2,325,000	2,733,619
Series 2013 A:
5% 7/1/28	1,080,000	1,252,670
5% 7/1/32	1,600,000	1,812,416
5.25% 7/1/28	3,250,000	3,811,665
Series 2013:
5% 7/1/24	1,250,000	1,513,375
5% 7/1/26	1,335,000	1,574,779
5.25% 7/1/31	4,000,000	4,465,240
5.5% 7/1/43	3,000,000	3,451,620
Series 2014 A:
4% 7/1/45	1,300,000	1,305,434
5% 7/1/30	700,000	809,718
5% 7/1/31	455,000	522,322
5% 7/1/32	1,000,000	1,144,790
5% 7/1/44	3,525,000	3,933,618
5% 7/1/45	2,225,000	2,433,905
Series 2016 A:
5% 7/1/28	1,000,000	1,198,070
5% 7/1/29	1,225,000	1,456,733
5% 7/1/30	1,200,000	1,417,584
5% 7/1/39	3,890,000	4,428,065
5% 3/1/20	1,040,000	1,074,018
5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	990,000	1,034,342
5% 3/1/21	1,370,000	1,414,388
5% 3/1/21 (Pre-Refunded to 3/1/17 @ 100)	1,310,000	1,368,675
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/17	2,500,000	2,666,175
Series 2013:
4% 12/1/20 (a)	2,500,000	2,716,900
5% 12/1/21 (a)	2,100,000	2,402,190
5% 12/1/22 (a)	2,250,000	2,585,003
New Jersey Institute of Technology Series 2012 A:
5% 7/1/32	1,250,000	1,419,275
5% 7/1/42	5,000,000	5,484,600
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 5.25% 1/1/40	10,600,000	11,739,818
Series 2012 B, 5% 1/1/24	2,650,000	3,211,429
Series 2013 A, 5% 1/1/38	8,000,000	9,043,520
Series 2014 A, 5% 1/1/32	5,000,000	5,832,050
Series 2014 C:
5% 1/1/22	3,750,000	4,502,925
5% 1/1/23	3,000,000	3,659,370
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	2,800,000	3,182,536
Series 2005 B:
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,363,764
5.5% 12/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,235,000	17,505,320
Series 2006 A, 5.5% 12/15/22	8,875,000	10,221,338
Series 2006 C:
0% 12/15/26 (AMBAC Insured)	10,000,000	6,421,500
0% 12/15/34	4,000,000	1,696,160
Series 2008 A:
0% 12/15/35	12,055,000	4,341,006
0% 12/15/36	25,000,000	8,463,500
5.5% 12/15/38 (Assured Guaranty Corp. Insured)	1,710,000	1,869,731
Series 2009 A:
0% 12/15/36	1,915,000	648,304
0% 12/15/38	13,900,000	4,146,787
Series 2010 A, 0% 12/15/30	14,750,000	7,210,833
Series 2010 A3, 0% 12/15/34	10,775,000	4,123,269
Series 2011 A, 5.25% 6/15/25	6,000,000	6,517,200
Series 2011 B:
5.25% 6/15/25	3,185,000	3,459,547
5.25% 6/15/26	2,000,000	2,170,400
New Jersey Transit Corp. Ctfs. of Prtn. Series 2014 A, 5% 9/15/21	5,100,000	5,857,299
Newark City Hsg. Auth. City-Secured Police Facility Rev. (Southward Police Proj.) Series 2009 A, 6.75% 12/1/38 (Assured Guaranty Corp. Insured)	1,000,000	1,153,290
Newark Gen. Oblig. Series 2013 A:
5% 7/15/17	2,000,000	2,118,160
5% 7/15/18	3,130,000	3,428,258
Newark Port Auth. Hsg. Auth. Rev. (Newark Redev. Proj.) Series 2007, 5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,350,000	1,445,729
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series 2001 A, 0% 8/1/24 (Escrowed to Maturity)	2,000,000	1,727,360
Rutgers State Univ. Rev.:
Series 2009 F:
5% 5/1/30	1,500,000	1,688,220
5% 5/1/39	9,500,000	10,463,775
Series 2010 I, 5% 5/1/29	1,110,000	1,268,053
Series 2013 L, 5% 5/1/43	5,000,000	5,740,550

TOTAL NEW JERSEY		491,861,123

New York And New Jersey - 1.7%
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	3,255,000	3,749,630
166th Series, 5% 1/15/41	5,000,000	5,704,650

TOTAL NEW YORK AND NEW JERSEY		9,454,280

Pennsylvania, New Jersey - 4.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2007 A, 5% 7/1/26 (Pre-Refunded to 7/1/17 @ 100)	2,855,000	3,023,616
Series 2012 A:
5% 7/1/21	600,000	713,562
5% 7/1/24	1,200,000	1,429,452
5% 7/1/25	1,100,000	1,301,663
5% 7/1/26	500,000	590,030
Series 2015:
3% 7/1/27 (Build America Mutual Assurance Insured)	1,000,000	1,026,230
5% 7/1/24	275,000	340,131
5% 7/1/26	650,000	799,624
5% 7/1/29	300,000	360,111
5% 7/1/30	350,000	417,568
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2012, 5% 1/1/24	3,000,000	3,449,700
Series 2010 D, 5% 1/1/40	4,000,000	4,344,440
Series 2013, 5% 1/1/31	5,000,000	5,825,550

TOTAL PENNSYLVANIA, NEW JERSEY		23,621,677

Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
Series 2009 A, 6.75% 10/1/37	1,000,000	1,139,410
Series 2009 A1, 5% 10/1/24	500,000	547,545
Series 2009 B, 5% 10/1/25	1,200,000	1,310,652

TOTAL VIRGIN ISLANDS		2,997,607

TOTAL INVESTMENT PORTFOLIO - 97.5%
(Cost $504,160,766)		535,149,483
NET OTHER ASSETS (LIABILITIES) - 2.5%		13,681,776
NET ASSETS - 100%		$548,831,259

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $504,174,594. Net unrealized appreciation aggregated $30,974,889, of which $33,166,990 related to appreciated investment securities and $2,192,101 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Connecticut Municipal Income Fund

February 29, 2016

CTF-QTLY-0416
1.814091.111

Investments February 29, 2016 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.1%
	Principal Amount	Value
Connecticut - 97.1%
Bridgeport Gen. Oblig. Series 2012 A:
5% 2/15/23	$3,510,000	$4,125,865
5% 2/15/24	2,490,000	2,914,670
5% 2/15/32	5,000,000	5,669,300
Connecticut Dev. Auth. Wtr. Facilities Rev. (Aquatron Wtr. Corp., Proj.) Series 2006, 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (a)	5,000,000	5,002,650
Connecticut Gen. Oblig.:
Series 2008 A, 5% 4/15/27	5,000,000	5,421,100
Series 2008 B, 5% 4/15/28	4,000,000	4,332,480
Series 2011 D, 5% 11/1/25	10,000,000	11,833,000
Series 2012 B, 5% 4/15/25	7,460,000	8,865,166
Series 2012 D:
5% 9/15/31	3,250,000	3,792,328
5% 9/15/32	4,860,000	5,642,168
Series 2012 G, 5% 10/15/30	4,275,000	5,025,476
Series 2013 A:
5% 3/1/27	11,480,000	13,626,990
5% 10/15/27	1,000,000	1,202,340
Series 2014 G, 5% 11/15/28	7,000,000	8,415,050
Series 2015 B:
5% 6/15/27	4,825,000	5,903,725
5% 6/15/32	5,500,000	6,478,010
Series 2015 F, 5% 11/15/31	4,000,000	4,772,800
Connecticut Health & Edl. Facilities Auth. Rev.:
(Fairfield Univ. Proj.):
Series 2008 N, 5% 7/1/21	3,000,000	3,271,740
Series M, 5% 7/1/34	1,000,000	1,080,230
Series O, 5% 7/1/40	2,000,000	2,211,600
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,237,977
(Loomis Chaffee School Proj.) Series G, 5% 7/1/38	3,000,000	3,231,360
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity)	1,215,000	1,355,685
(Quinnipiac Univ. Proj.) Series K1, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,174,880
(Sacred Heart Univ. Proj.) Series G:
5% 7/1/17	1,000,000	1,053,300
5% 7/1/18	1,000,000	1,081,910
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	12,640,000	14,148,458
(Wesleyan Univ. Proj.) Series G:
5% 7/1/29	3,000,000	3,458,760
5% 7/1/30	2,000,000	2,302,200
Series 2011 M, 5.375% 7/1/41	5,485,000	6,090,379
Series 2013 N:
5% 7/1/24	400,000	483,528
5% 7/1/25	300,000	359,244
Series 2014 E:
5% 7/1/28	3,260,000	3,858,438
5% 7/1/29	3,840,000	4,513,382
Series 2016, 5% 12/1/41	4,000,000	4,598,080
Series 2116 Q1, 5% 7/1/46	2,000,000	2,280,380
Series A:
5% 7/1/20	2,855,000	3,307,232
5% 7/1/21	800,000	948,248
5% 7/1/41	3,000,000	3,276,270
Series C:
5% 7/1/20	465,000	532,523
5% 7/1/22	425,000	502,078
5% 7/1/24	1,000,000	1,187,260
Series D:
5% 7/1/21	2,975,000	3,529,659
5% 7/1/23	3,335,000	3,990,328
Series E, 5% 7/1/42	5,000,000	5,564,250
Series F:
5% 7/1/22	1,785,000	2,077,847
5% 7/1/45	2,500,000	2,787,700
Series G, 5% 7/1/39	1,000,000	1,120,660
Series H, 5% 7/1/23 (FSA Insured)	2,290,000	2,662,354
Series H1, 5% 7/1/41	1,250,000	1,365,763
Series J:
5% 11/1/24	1,390,000	1,659,743
5% 11/1/25	1,465,000	1,748,404
Series L:
5% 7/1/26	1,000,000	1,204,970
5% 7/1/27	2,000,000	2,384,280
Series N:
5% 7/1/20	1,250,000	1,444,575
5% 7/1/21	1,940,000	2,297,309
5% 7/1/21	610,000	722,008
5% 7/1/22	2,035,000	2,397,210
5% 7/1/23	1,500,000	1,743,600
5% 7/1/27	1,000,000	1,176,180
5% 7/1/28	2,250,000	2,631,735
5.75% 7/1/33	45,000	49,707
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	3,445,000	3,647,566
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev.:
Series 2012 A:
5% 1/1/23	1,380,000	1,634,155
5% 1/1/25	875,000	1,032,413
Series 2013 A:
5% 1/1/26	1,180,000	1,401,533
5% 1/1/28	1,000,000	1,177,970
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2011 A, 5% 12/1/25	5,000,000	5,980,950
Series 2012 A:
5% 1/1/24	2,855,000	3,449,639
5% 1/1/25	4,000,000	4,804,600
5% 1/1/26	10,000,000	11,954,800
5% 1/1/28	1,000,000	1,184,240
5% 1/1/31	5,000,000	5,838,050
Series 2014 B, 5% 9/1/23	5,420,000	6,712,291
Series 2015 A, 5% 8/1/34	6,000,000	7,101,660
Connecticut State Revolving Fund Gen. Rev. Series 2009 A:
5% 6/1/23	1,750,000	1,983,100
5% 6/1/25	3,710,000	4,201,612
Danbury Gen. Oblig. Series 2011:
5% 7/15/22	1,000,000	1,196,340
5% 7/15/23	1,300,000	1,554,501
5% 7/15/24	410,000	490,032
5% 7/15/25	350,000	418,117
East Lyme Gen. Oblig. Series 2010:
4% 7/15/21	360,000	406,854
4% 7/15/22	325,000	366,109
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev.:
Series 2005 A, 5% 8/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	10,029
Series 2008 A, 5% 11/15/37 (FSA Insured)	1,000,000	1,091,690
Series 2014 B:
5% 8/15/25	450,000	551,336
5% 8/15/26	700,000	850,374
5% 8/15/27	750,000	902,783
5% 8/15/28	1,000,000	1,196,080
Groton Gen. Oblig. Series 2014 A:
4% 10/1/22	410,000	471,754
5% 10/1/23	295,000	363,231
5% 10/1/24	335,000	415,641
Hartford County Metropolitan District (Connecticut Clean Wtr. Proj.):
Series 2013 A, 5% 4/1/32	5,550,000	6,547,058
Series 2014 A:
5% 11/1/28	1,000,000	1,223,210
5% 11/1/29	1,850,000	2,251,524
5% 11/1/30	2,480,000	3,000,874
5% 11/1/31	2,905,000	3,494,918
5% 11/1/42	3,500,000	4,053,420
Hartford Gen. Oblig.:
Series 2012 A:
5% 4/1/20 (Escrowed to Maturity)	1,000,000	1,160,300
5% 4/1/21 (FSA Insured)	2,000,000	2,338,860
5% 4/1/22 (FSA Insured)	1,000,000	1,185,970
5% 4/1/24	2,500,000	2,919,375
Series 2013 A, 5% 4/1/27	1,645,000	1,918,350
Series 2014 C:
5% 8/15/23 (Build America Mutual Assurance Insured)	3,670,000	4,394,825
5% 8/15/24 (Build America Mutual Assurance Insured)	1,835,000	2,213,487
Series 2015 A:
5% 7/1/28 (FSA Insured)	1,000,000	1,190,320
5% 7/1/29 (FSA Insured)	1,000,000	1,183,070
Naugatuck Ctfs. of Prtn. (Naugatuck Incineration Facilities Proj.) Series 2014 A:
5% 6/15/20 (a)	1,585,000	1,806,488
5% 6/15/22 (a)	1,000,000	1,173,700
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	1,100,000	1,241,075
New Britain Gen. Oblig. Series 2015 A:
5% 3/1/26	1,530,000	1,837,760
5% 3/1/27	1,605,000	1,902,262
5% 3/1/29	1,770,000	2,063,944
5% 3/1/30	1,860,000	2,152,931
5% 3/1/31	1,955,000	2,247,937
New Haven Gen. Oblig.:
Series 2002 C, 5.125% 11/1/16 (Escrowed to Maturity)	30,000	30,199
Series 2009 A, 5% 3/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,110,820
Series 2012 A:
4% 11/1/22 (FSA Insured)	2,185,000	2,463,478
5% 11/1/17	1,900,000	2,027,794
5% 11/1/18	2,005,000	2,201,711
Series 2015 B:
5% 8/15/26 (Build America Mutual Assurance Insured)	1,250,000	1,524,500
5% 8/15/27 (Build America Mutual Assurance Insured)	765,000	925,788
Series B, 5% 8/1/21 (FSA Insured)	2,225,000	2,614,353
5% 9/1/29 (FSA Insured)	2,655,000	3,165,875
5% 9/1/31 (FSA Insured)	1,430,000	1,686,771
5.25% 3/1/19	650,000	727,201
Norwalk Gen. Oblig.:
Series 2010 B:
5% 7/1/23	975,000	1,142,027
5% 7/1/26	625,000	731,200
Series 2011 A:
4% 7/1/22	1,000,000	1,144,630
4% 7/1/23	1,000,000	1,136,880
4% 7/1/24	1,000,000	1,130,820
Plainville Gen. Oblig. Series 2010 A:
4% 7/15/21	600,000	669,900
4% 7/15/22	600,000	665,040
4% 7/15/23	600,000	662,898
Reg'l. School District #15 4% 7/1/22	1,520,000	1,696,214
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B:
5.25% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,627,515
5.25% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,510,000	1,637,067
Eighth Series A, 5% 8/1/33	1,110,000	1,265,655
Series 2013 A, 5% 8/1/43	2,000,000	2,226,720
Series 29:
5% 8/1/25 (FSA Insured)	500,000	600,165
5% 8/1/26 (FSA Insured)	1,250,000	1,493,775
Series 30 B:
5% 8/1/30	1,150,000	1,364,924
5% 8/1/31	2,630,000	3,106,240
Twentieth Series A, 5.25% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020,000	1,166,492
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	20,000,000	21,621,594
Twenty-Seventh Series, 5% 8/1/30	4,355,000	5,105,933
Stamford Gen. Oblig. Series 2011, 4% 7/1/23	1,045,000	1,188,040
Stratford Gen. Oblig. Series 2014:
5% 12/15/24	500,000	600,665
5% 12/15/25	500,000	600,310
Trumbull Gen. Oblig. Series 2009:
4% 9/15/20	525,000	581,474
4% 9/15/21	500,000	551,760
Univ. of Connecticut Gen. Oblig. Series 2011 A, 5% 2/15/27	3,000,000	3,499,110
Univ. of Connecticut Rev. Series 2012 A, 5% 11/15/23	2,700,000	3,267,621
Vernon Gen. Oblig. Series 2012:
4% 8/1/20	1,135,000	1,272,176
4% 8/1/22	1,000,000	1,118,110
Waterbury Series 2007, 4.5% 4/1/22 (AMBAC Insured)	3,510,000	4,077,392
West Hartford Gen. Oblig. Series 2010 A:
5% 7/1/21	1,000,000	1,172,240
5% 7/1/22	1,210,000	1,417,842
Westport Gen. Oblig.:
Series 2009 A, 4% 2/1/22	800,000	868,928
Series 2009, 5% 2/1/21	480,000	537,744
Series 2010, 4% 11/1/21	1,000,000	1,136,280

TOTAL CONNECTICUT		430,581,521

Guam - 0.5%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C, 6.375% 10/1/43 (a)	800,000	947,560
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	1,100,000	1,301,894

TOTAL GUAM		2,249,454

Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/17	2,250,000	2,378,835
TOTAL MUNICIPAL BONDS
(Cost $411,085,203)		435,209,810
TOTAL INVESTMENT PORTFOLIO - 98.1%
(Cost $411,085,203)		435,209,810
NET OTHER ASSETS (LIABILITIES) - 1.9%		8,403,104
NET ASSETS - 100%		$443,612,914

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Other Information

Income Tax Information

At February 29, 2016, the cost of investment securities for income tax purposes was $411,085,203. Net unrealized appreciation aggregated $24,124,607, of which $24,154,134 related to appreciated investment securities and $29,527 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 28, 2016